SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		$ 1,068	$ 50
MWE Investment Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties	[1]	9	3
Parent Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties			47
P4 Engineering Industrial Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties	[2]	$ 1,059

[1]	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
[2]	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and Mr. James Lim and Ms Lee NG also the shareholders and hold 100% stake in P4 Engineering Industrial Pte Ltd.